Diversified International Fund (First Prospectus Summary) | Diversified International Fund
Diversified International Fund
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in "Choosing a Share Class and The Costs of
Investing" beginning on page 194, of the Fund's prospectus and "Multiple Class
Structure" beginning on page 129 of the Fund's Statement of Additional
Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Diversified International Fund	Class A	Class B	Class C	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of dollars subject to charge)	1.00%	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Diversified International Fund		Class A	Class B	Class C	Class P
Management Fees		0.87%	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.32%	0.73%	0.46%	5.10%
Total Annual Fund Operating Expenses		1.44%	2.60%	2.33%	5.97%
Expense Reimbursement	[1]		0.52%	0.25%	4.90%
Total Annual Fund Operating Expenses After Expense Reimbursement		1.44%	2.08%	2.08%	1.07%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's expenses attributable to Class B and Class C shares, and expenses identified as "Other Expenses" for Class P and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.47% for Class B and 2.08% for Class C shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Diversified International Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	689	980	1,294	2,179
Class B	711	1,151	1,526	2,604
Class C	311	699	1,219	2,644
Class P	109	1,263	2,478	5,413

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Diversified International Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	689	980	1,294	2,179
Class B	211	751	1,326	2,604
Class C	211	699	1,219	2,644
Class P	109	1,263	2,478	5,413

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 75.7%
of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of companies domiciled in any of the nations of the world, including those in countries with emerging markets, which are:

· companies with their principal place of business or principal office outside the U.S. or

· companies for which the principal securities trading market is outside the U.S.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in at least 30 countries. Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, and
Australasia; however, the Fund may also invest in emerging market securities.
The Fund will invest in equity securities of small, medium, and large capitalization companies.
Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S., including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.

The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. The principal risks of investing in the Fund, in alphabetical order, are:

Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Performance
The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund's Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the
Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund's average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at
www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, Class C shares were first sold on January 16, 2007, and Class P shares were first sold on September
27, 2010. The returns for Class A, B, C, and P shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, C, and P shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on
December 6, 2000.
Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar Q2 '09 21.03% chart above: Lowest return for a quarter during the period of the bar Q3 '08 -24.17% chart above:
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Diversified International Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	(16.49%)	(6.01%)	4.30%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(16.46%)	(6.40%)	3.79%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(10.37%)	(4.75%)	3.89%
Class B	Class B Return Before Taxes	(16.91%)	(6.26%)	4.10%
Class C	Class C Return Before Taxes	(13.13%)	(5.54%)	4.23%
Class P	Class P Return Before Taxes	(11.37%)	(4.88%)	4.92%
MSCI-EAFE Index NDTR D	MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(4.72%)	4.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns are shown for
Class A shares only and would be different for Class B, Class C and Class P shares.